Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Compensation Expense Recognized for Share-Based Awards Granted
Compensation expense recognized for share-based awards granted by
Huya
 and
JOYY
was as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Share-based compensation expenses
- Related to Huya Share-based Awards	220,862	279,748	408,208
- Related to JOYY’s Share-based Awards	5,833	1,996	—

Total	226,695	281,744	408,208

Schedule of Share Based Compensation Stock Options Activity
Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
As of December 31, 2018	17,520,555	2.5210	8.82	227,049
Forfeited	(257,750)	2.5500
Exercised	(2,011,144)	2.3290

As of December 31, 2019	15,251,661	2.5458	7.84	234,939

Forfeite d	(18,000)	2.5500
Exercised	(14,440,921)	2.5456

As of December 31, 2020	792,740	2.5500	6.61	13,778

Expected to vest at December 31, 2020	—	—	—	—

Exercisable as of December 31, 2020	792,740	2.5500	6.61	13,778

Share Based Payment Award Stock Options Valuation Assumptions
Prior to the completion of the IPO, the Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

	2018
Weighted average fair value per option granted	US$	5.2130
Weighted average exercise price	US$	2.47
Risk-free interest rate (1)		2.83%
Expected term (in year) (2)		10
Expected volatility (3)		55%
Dividend yield (4)		—

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)
The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Summary of Restricted Share Units Activity
The following table summarizes the activity of restricted share units for the years ended December 31, 2018, 2019 and 2020:

	Number of restricted share units	Weighted average grant-date fair value (US$)
Outstanding, December 31, 2018	4,107,185	9.0331
Granted	2,908,370	22.7642
Forfeited	(270,707)	14.8129
Vested	(465,000)	7.1600

Outstanding, December 31, 2019	6,279,848	15.4350

Granted	3,144,152	18.6180
Forfeited	(603,929)	17.9943
Veste d	(2,175,765)	13.6528

Outstanding, December 31, 2020	6,644,306	17.1506

Expected to vest at December 31, 2020	6,262,829	17.0442